Debt - Short-term debt (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt [Abstract]
Short-term bank borrowings		€ 76	€ 92
Current portion of non-current borrowings		1,153	416
Current borrowings and current portion of non-current borrowings	[1]	€ 1,229	€ 508	€ 1,394

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.